INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Schedule of information about joint venture

Effective equity
	Place of	Registered		interest held
	establishment	and paid-in	Principal	Ownership	Voting	Profit
Name	and operation	capital	activities	interest	power	sharing
Guangxi Huayin Aluminum Co., Ltd. * (“Guangxi Huayin”) (廣西華銀鋁業有限公司)	PRC/ Mainland China	2,441,987	Manufacturing	33%	33%	33%

Schedule of summarized financial information joint venture

	2018	2019
Share of the joint ventures’ profits and losses for the year	(340,145)	91,250
Share of the joint ventures’ total comprehensive income	(340,145)	91,250

Aggregate carrying amount of the Group’s investments in joint ventures	1,858,386	1,870,538

Schedule of summarized financial information associates

	2018	2019
Share of the associates’ profits and losses	39,335	48,767
Share of the associates’ total comprehensive income	39,335	48,767

Aggregate carrying amount of the Group’s investments in the associates	6,363,462	9,512,401

Associates
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Schedule of movements in investments

	2018	2019
As at January 1	6,935,030	6,363,462
Investment to Yunnan Aluminium (Note (1), Note (27) )	—	1,491,736
Investment to Heqing Yixin Aluminum Industry Co., Ltd. (鶴慶溢鑫鋁業有限公司) (“Yixin Aluminum”) (Note (2), Note (27) )	—	941,160
Capital injections, other than to Yunnan Aluminium and Yixin Aluminum	315,300	729,368
Subsidiaries changed into associates	—	16,283
Associates changed into subsidiaries	(862,214)	—
Capital reduction	(32,720)	(20,250)
Share of profits and losses for the year	39,335	48,767
Cash dividends declared	(36,157)	(50,314)
Share of changes in reserves	4,888	(7,811)

As at December 31	6,363,462	9,512,401

Joint venture
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Schedule of movements in investments

	2018	2019
As at January 1	6,007,624	3,393,349
Capital injections	90,000	50,000
A joint venture changed into a subsidiary	(2,048,780)	—
Disposal*	—	(114,604)
Share of profits and losses for the year	(199,452)	270,115
Share of changes in reserves	(2,837)	8,746
Cash dividends declared	(236,253)	(222,024)
Impairment	(216,953)	—

As at December 31	3,393,349	3,385,582

Guangxi Huayin Aluminum Co., Ltd.
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Schedule of summarized financial information joint venture

	2018	2019
Cash and cash equivalents	232,022	261,447
Other current assets	1,233,669	1,222,290
Current assets	1,465,691	1,483,737

Non-current assets	5,473,480	5,249,101

Financial liabilities	840,000	1,106,593
Other current liabilities	961,283	960,077
Current liabilities	1,801,283	2,066,670

Non-current liabilities	814,691	414,299

Net assets	4,323,197	4,251,869
Non-controlling interests	—	—

Reconciliation to the Group’s interest in the joint venture:
Proportion of the Group’s ownership	33%	33%
Group’s share of net assets of the joint venture	1,426,655	1,403,117
Carrying amount of the investment	1,426,655	1,403,117